Consolidated statements of changes in equity - USD ($) $ in Millions	Total	Equity attributable to owners of parent [member]	Share capital	Treasury shares	Retained earnings	Total value adjustments	Non-controlling interests [member]
Equity at beginning of period at Dec. 31, 2022	$ 59,423	$ 59,342	$ 890	$ (92)	$ 63,540	$ (4,996)	$ 81
Net income	4,611	4,609			4,609		2
Other comprehensive income	388	387				387	1
Total comprehensive income	4,999	4,996			4,609	387	3
Dividends	(7,255)	(7,255)			(7,255)
Purchase of treasury shares	(5,888)	(5,888)		(35)	(5,853)
Reduction of share capital			(48)	68	(20)
Exercise of options and employee transactions, equity impact	153	153		2	151
Equity-based compensation	433	433		5	428
Taxes on treasury shares	8	8			8
Fair value adjustments on equity securities sold, reclassified to retained earnings					16	(16)
Other movements	58	58			58
Total of other equity movements	(12,491)	(12,491)	(48)	40	(12,467)	(16)
Equity at end of period at Jun. 30, 2023	51,931	51,847	842	(52)	55,682	(4,625)	84
Equity at beginning of period at Mar. 31, 2023	52,142	52,059	842	(36)	56,089	(4,836)	83
Net income	2,317	2,316			2,316		1
Other comprehensive income	219	219				219	0
Total comprehensive income	2,536	2,535			2,316	219	1
Purchase of treasury shares	(3,011)	(3,011)		(17)	(2,994)
Equity-based compensation	242	242		1	241
Fair value adjustments on equity securities sold, reclassified to retained earnings					8	(8)
Other movements	22	22			22
Total of other equity movements	(2,747)	(2,747)		(16)	(2,723)	(8)
Equity at end of period at Jun. 30, 2023	51,931	51,847	842	(52)	55,682	(4,625)	84
Equity at beginning of period at Dec. 31, 2023	46,750	46,667	825	(41)	49,649	(3,766)	83
Net income	5,934	5,934			5,934		0
Other comprehensive income	(1,058)	(1,054)				(1,054)	(4)
Total comprehensive income	4,876	4,880			5,934	(1,054)	(4)
Dividends	(7,624)	(7,624)			(7,624)
Purchase of treasury shares	(2,813)	(2,813)		(15)	(2,798)
Reduction of share capital			(32)	26	6
Exercise of options and employee transactions, equity impact	(35)	(35)			(35)
Equity-based compensation	552	552		5	547
Shares delivered to divested business employees, equity impact Sandoz	12	12			12
Taxes on treasury shares	8	8			8
Fair value adjustments on equity securities sold, reclassified to retained earnings					51	(51)
Impact of change in ownership of consolidated entities	62	(28)			(28)		90
Other movements	114	114			114
Total of other equity movements	(9,724)	(9,814)	(32)	16	(9,747)	(51)	90
Equity at end of period at Jun. 30, 2024	41,902	41,733	793	(25)	45,836	(4,871)	169
Equity at beginning of period at Mar. 31, 2024	39,756	39,675	793	(17)	43,834	(4,935)	81
Net income	3,246	3,246			3,246		0
Other comprehensive income	205	207				207	(2)
Total comprehensive income	3,451	3,453			3,246	207	(2)
Purchase of treasury shares	(1,672)	(1,672)		(9)	(1,663)
Exercise of options and employee transactions, equity impact	(1)	(1)			(1)
Equity-based compensation	268	268		1	267
Shares delivered to divested business employees, equity impact Sandoz	2	2			2
Taxes on treasury shares	(12)	(12)			(12)
Fair value adjustments on equity securities sold, reclassified to retained earnings					143	(143)
Impact of change in ownership of consolidated entities	62	(28)			(28)		90
Other movements	48	48			48
Total of other equity movements	(1,305)	(1,395)		(8)	(1,244)	(143)	90
Equity at end of period at Jun. 30, 2024	$ 41,902	$ 41,733	$ 793	$ (25)	$ 45,836	$ (4,871)	$ 169